Principal activities and organization (Details)	Dec. 31, 2016
Jingdong Century
Organization
Equity interest held (as a percent)	100.00%
Guangzhou Jingdong Trading Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Shanghai Yuanmai Trading Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Jiangsu Jingdong Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Chengdu Century
Organization
Equity interest held (as a percent)	100.00%
Beijing Jingdong Century Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Wuhan Jingdong Century Trading Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Shanghai Shengdayuan
Organization
Equity interest held (as a percent)	100.00%
Jingdong E-Commerce (Express) Hong Kong Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Jingdong Technology Group Corporation
Organization
Equity interest held (as a percent)	100.00%
Shenyang Jingdong Century Trading Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Jingdong Logistics Group Corporation
Organization
Equity interest held (as a percent)	100.00%
Jingdong E-Commerce (Logistics) Hong Kong Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
JD International
Organization
Equity interest held (as a percent)	100.00%
Beijing Shangke
Organization
Equity interest held (as a percent)	100.00%
Tianjin Star East Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Beijing Jingbangda Trade Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Shanghai Jinghui Microcredit Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Chongqing Haijia
Organization
Equity interest held (as a percent)	100.00%
Beijing Jinghui Microcredit Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%